UNITED STATES
SECURITIES AND EXCHANGE COMMISION
WASHINGTON D.C. 20549

FORM 13F

FORM 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: March 31st, 2010
Check here if Amendment [  ]; Amendment Number:

This Amendment (check only one):
[  ] is a restatement;
[  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name: ValueWorks LLC
Address: 1450 Broadway, 42nd fl, New York, NY  10018
13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager: Steven Zell
Title: Director of Operations
Phone: 212 819 1818

Signature:       Place:          Date of signing:
Steven Zell      New York NY	 May 20, 2010

Report Type (Check only one.):
[X] 13F HOLDINGS REPORT;
[ ] 13F NOTICE;
[ ] 13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

FORM 13F SUMMARY PAGE
Report Summary:

Number of Other Included Managers:0
Form 13F Information Table Entry Total: 37
Form 13F Information Table Value Total: $126,227


List of Other Included Managers: N/A

FORM 13F INFORMATION TABLE

							 VALUE      SHARES/  SH/   PUT/   INVSMNT  OTHER      	VOTING AUTHORITY
NAME OF ISSUER           TITLE OF CLASS     	CUSIP   (x$1000)    PRN AMT  PRN   CALL   DSCRETN  MANAGERS	SOLE  SHARED  NONE

3M Company                         COM               	88579Y101 4514	54012   SH        SOLE        54012
Affirmative Insurance              COM               	008272106 47  	10000   SH        SOLE        10000
Bank of America CNV PFD L          7.25%CNV PFD L    	060505682 3496	3586    SH        SOLE        3586
Boeing Company                     COM               	097023105 6477	89205   SH        SOLE        89205
Boston Scientific Corp             COM               	101137107 3713	514210  SH        SOLE        514210
Calpine Corp.                      COM NEW           	131347304 6611	556000  SH        SOLE        556000
Chesapeake Energy Corp             COM               	165167107 4497	190239  SH        SOLE        190239
Cisco Systems Inc.                 COM               	17275R102 6835	262597  SH        SOLE        262597
Conseco, Inc.                      COM NEW           	208464883 109 	17454   SH        SOLE        17454
Dow Chemical Company               COM               	260543103 5866	198382  SH        SOLE        198382
Eli Lilly & Co.                    COM               	532457108 4377	120838  SH        SOLE        120838
Hartford Financial Services        COM               	416515104 711 	25000   SH        SOLE        25000
Hewlett-Packard Co                 COM               	428236103 6040	113646  SH        SOLE        113646
Legg Mason Inc.                    COM               	524901105 4418	154092  SH        SOLE        154092
Maui Land & Pineapple Co.          COM               	577345101 3643	583796  SH        SOLE        583796
MBIA Inc                           COM               	55262C100 1986	316815  SH        SOLE        316815
McGraw-Hill Companies              COM               	580645109 4914	137836  SH        SOLE        137836
Mesabi Trust                       CTF BEN INT       	590672101 5243	214331  SH        SOLE        214331
Micron Conv                        NOTE 1.875% 6/0	95112ah6  3895	4000000 SH        SOLE        4000000
Micron Technology Inc              COM               	595112103 5417	522380  SH        SOLE        522380
New York Times cl A                CL A              	650111107 4335	389497  SH        SOLE        389497
Nuv NJ Div Adv Mun Fd              COM             	67069Y102 225   17000   SH        SOLE        17000
Nuv PA Inv Qlty Mun Fd             COM              	670972108 138   10200   SH        SOLE        10200
Nuveen Premium Income Muni Fund II COM              	67063W102 151 	11019   SH        SOLE        11019
Pfizer Inc.                        COM               	717081103 4028	234846  SH        SOLE        234846
Proassurance Corp                  COM               	74267C106 211 	3600    SH        SOLE        3600
Qualcomm Inc.                      COM               	747525103 1189	28348   SH        SOLE        28348
Questar Corporation                COM               	748356102 3844	88970   SH        SOLE        88970
Rowan Companies Inc.               COM               	779382100 4853	166723  SH        SOLE        166723
Sony Corporation ADR               ADR NEW           	835699307 2857	74557   SH        SOLE        74557
Sprint Nextel Corp.                COM SER 1         	852061100 1390	365876  SH        SOLE        365876
SunPower Corp. Cl B                COM CL B          	867652307 786 	46972   SH        SOLE        46972
Teco Energy Inc.                   COM               	872375100 3886	244575  SH        SOLE        244575
Tejon Ranch Co.                    COM               	879080109 784 	25685   SH        SOLE        25685
WellsFargo Pfd Series L            PERP PFD CNV A    	949746804 4883	5008    SH        SOLE        5008
Williams Companies                 COM               	969457100 5238	226733  SH        SOLE        226733
Zimmer Holdings Inc                COM               	98956P102 4620	78040   SH        SOLE        78040
